Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Geographic Information
Net sales	$ 5,746,902	$ 4,385,702	$ 3,601,308
Long-lived assets	798,227	723,331
Caribbean, Central and South America
Geographic Information
Net sales	2,225,829	1,702,823	1,406,749
Africa
Geographic Information
Net sales	1,489,409	1,061,221	969,324
United States
Geographic Information
Net sales	1,328,116	1,079,316	855,412
Long-lived assets	515,375	511,908
Canada/Mexico
Geographic Information
Net sales	407,593	245,935	146,601
Pacific Basin and Far East
Geographic Information
Net sales	238,116	198,100	165,721
Eastern Mediterranean
Geographic Information
Net sales	49,472	78,380	14,964
Europe
Geographic Information
Net sales	8,367	19,927	42,537
Dominican Republic
Geographic Information
Long-lived assets	120,707	56,928
Argentina
Geographic Information
Long-lived assets	111,726	105,298
All Other
Geographic Information
Long-lived assets	$ 50,419	$ 49,197